MINERAL INTERESTS - Exploration costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MINERAL INTERESTS
Total costs incurred during the year	$ 1,214,099	$ 1,759,410
New Craigmont Property
MINERAL INTERESTS
Assay	81,915	16,422
Depreciation and amortization		13,360
Drilling and mapping	669,166	1,343,484
Field supplies and rentals	32,445	78,597
First Nations liaison consulting	15,000	17,500
Geological consulting and technical fees	410,075	561,754
Tenure lease	5,497	1,664
Exploration tax credits		(273,371)
Total costs incurred during the year	$ 1,214,098	$ 1,759,410